Investment in Joint Venture (Details 2) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of joint ventures [line items]
Carrying amount of the investment	$ 64,602,539	$ 25,660,842
Pure Sunfarms [Member]
Disclosure of joint ventures [line items]
Total net assets of Pure Sunfarms	136,783,502	45,523,468
Ownership interest held by the Company	65,104,309	22,761,734
2018 cumulative adjustments carried forward	2,669,470
Fair value adjustment recognized during the year	(3,563,032)	3,964,389
Elimination of transactions with the Company during the year	(127,847)	(1,294,919)
Transaction costs cumulative	519,639	229,639
Carrying amount of the investment	$ 64,602,539	$ 25,660,843